PREPAID LAND LEASES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amortization of Deferred Leasing Fees	$ 171,204	$ 134,479	$ 144,994
Deferred Costs Leasing Net Current and Noncurrent	$ 5,291,525	$ 5,285,678